Quarterly portfolio holdings
John Hancock
Mid Cap Growth Fund
U.S. equity
June 30, 2026
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Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 94.0%		$1,245,868,977
(Cost $900,412,689)
Communication services 8.1%		106,607,434
Entertainment 3.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	159,033	15,130,400
Live Nation Entertainment, Inc. (A)(B)	76,795	14,061,932
Roblox Corp., Class A (A)	99,195	5,394,224
Spotify Technology SA (A)	24,223	11,121,506
TKO Group Holdings, Inc.	16,235	3,268,268
Interactive media and services 2.4%
Reddit, Inc., Class A (A)	179,805	31,210,552
Media 2.0%
EchoStar Corp., Class A (A)	260,301	26,420,552
Consumer discretionary 16.0%		211,800,077
Hotels, restaurants and leisure 9.6%
Airbnb, Inc., Class A (A)	155,930	22,313,583
Cava Group, Inc. (A)	141,269	11,086,791
DraftKings, Inc., Class A (A)	657,966	16,620,221
Life Time Group Holdings, Inc. (A)	557,414	22,764,788
Marriott International, Inc., Class A	55,688	20,637,416
Royal Caribbean Cruises, Ltd.	46,841	14,873,423
Viking Holdings, Ltd. (A)	184,739	19,336,631
Specialty retail 3.2%
Aritzia, Inc. (A)	206,204	22,738,053
Burlington Stores, Inc. (A)	20,373	6,454,166
Five Below, Inc. (A)	74,968	13,478,497
Textiles, apparel and luxury goods 3.2%
Amer Sports, Inc. (A)	486,760	16,471,958
On Holding AG, Class A (A)	537,081	19,023,409
Tapestry, Inc.	40,997	6,001,141
Consumer staples 0.5%		6,913,815
Beverages 0.5%
Monster Beverage Corp. (A)	71,929	6,913,815
Energy 2.5%		33,484,346
Oil, gas and consumable fuels 2.5%
Cameco Corp. (B)	113,430	11,553,980
Targa Resources Corp.	81,787	21,930,366
Financials 4.8%		64,165,576
Capital markets 4.8%
Evercore, Inc., Class A	57,270	19,554,269
Interactive Brokers Group, Inc., Class A	152,933	13,311,288
KKR & Company, Inc.	121,598	11,160,264
Robinhood Markets, Inc., Class A (A)	91,083	9,133,803
Tradeweb Markets, Inc., Class A	110,435	11,005,952
Health care 10.7%		141,733,470
Biotechnology 7.8%
Argenx SE, ADR (A)	16,038	14,879,575
Ionis Pharmaceuticals, Inc. (A)	89,443	7,091,935
Natera, Inc. (A)	204,036	55,385,572
REVOLUTION Medicines, Inc. (A)	86,177	16,139,229
United Therapeutics Corp. (A)	19,521	10,577,063
2	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 0.8%
The Ensign Group, Inc.	61,862	$9,916,479
Life sciences tools and services 1.6%
Illumina, Inc. (A)	119,641	21,036,477
Pharmaceuticals 0.5%
Structure Therapeutics, Inc., ADR (A)	124,970	6,707,140
Industrials 17.8%		235,762,239
Aerospace and defense 12.3%
Axon Enterprise, Inc. (A)	66,417	37,234,034
Carpenter Technology Corp.	68,913	42,508,295
FTAI Aviation, Ltd.	105,692	28,592,857
Howmet Aerospace, Inc.	83,200	22,369,152
Kratos Defense & Security Solutions, Inc. (A)	173,861	8,668,709
Rocket Lab Corp. (A)	230,387	23,418,839
Commercial services and supplies 1.0%
Clean Harbors, Inc. (A)	44,549	13,309,014
Construction and engineering 2.6%
Comfort Systems USA, Inc.	17,610	34,902,140
Electrical equipment 1.7%
AMETEK, Inc.	37,774	9,139,042
Vertiv Holdings Company, Class A	39,502	13,226,060
Trading companies and distributors 0.2%
EquipmentShare.com, Inc., Class A (A)(B)	121,775	2,394,097
Information technology 30.9%		409,393,257
Electronic equipment, instruments and components 13.4%
Celestica, Inc. (A)	82,813	30,210,182
Cognex Corp.	193,761	14,032,172
Coherent Corp. (A)	48,326	19,063,157
Corning, Inc.	207,746	53,064,561
Flex, Ltd. (A)	263,886	42,768,004
Keysight Technologies, Inc. (A)	53,443	18,708,791
IT services 4.3%
Cloudflare, Inc., Class A (A)	230,860	56,625,341
Semiconductors and semiconductor equipment 3.9%
Cerebras Systems, Inc., Class A (A)(B)	73,014	16,136,094
MKS, Inc.	56,099	24,952,835
Monolithic Power Systems, Inc.	7,500	10,367,700
Software 6.8%
Datadog, Inc., Class A (A)	207,884	54,124,678
Samsara, Inc., Class A (A)	596,496	19,344,365
Trimble, Inc. (A)	316,859	16,216,844
Technology hardware, storage and peripherals 2.5%
Sandisk Corp. (A)	14,856	33,778,533
Materials 0.9%		12,039,149
Chemicals 0.9%
The Sherwin-Williams Company	34,965	12,039,149
Utilities 1.8%		23,969,614
Electric utilities 1.8%

NRG Energy, Inc.	164,108	23,969,614
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	3

	Shares	Value

Preferred securities 0.3%		$4,222,082
(Cost $9,360,258)
Information technology 0.3%		4,222,082
Software 0.3%

Essence Group Holdings Corp. (A)(C)(D)	2,958,957	2,603,882
Lookout, Inc., Series F (A)(C)(D)	392,767	1,618,200
Exchange-traded funds 4.7%		$62,824,245
(Cost $61,049,369)
iShares Russell Mid-Cap Growth ETF (B)	214,437	31,395,721
Vanguard Mid-Cap Growth ETF (B)	102,607	31,428,524

	Yield (%)	Shares	Value
Short-term investments 3.8%			$51,030,471
(Cost $51,030,835)
Short-term funds 3.8%			51,030,471
John Hancock Collateral Trust (E)	3.6026(F)	3,242,174	32,419,798
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5748(F)	18,610,673	18,610,673

Total investments (Cost $1,021,853,151) 102.8%	$1,363,945,775
Other assets and liabilities, net (2.8%)	(37,691,934)
Total net assets 100.0%	$1,326,253,841

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 6-30-26. The value of securities on loan amounted to $31,770,076.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following country composition as a percentage of net assets on 6-30-26:
United States	89.0%
Canada	4.9%
Bermuda	1.5%
Switzerland	1.4%
Finland	1.3%
Netherlands	1.1%
Other countries	0.8%
TOTAL	100.0%
4	JOHN HANCOCK MID CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,245,868,977	$1,245,868,977	—	—
Preferred securities	4,222,082	—	—	$4,222,082
Exchange-traded funds	62,824,245	62,824,245	—	—
Short-term investments	51,030,471	51,030,471	—	—
Total investments in securities	$1,363,945,775	$1,359,723,693	—	$4,222,082
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,242,174	$1,725,076	$182,512,181	$(151,809,993)	$(7,008)	$(458)	$29,581	—	$32,419,798
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at June 30, 2026:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Essence Group Holdings Corp.	5-1-14[1]	$5,083,384	2,958,957	—	—	2,958,957	0.2%	$2,603,882
Lookout, Inc., Series F	7-31-14[1]	4,276,874	392,767	—	—	392,767	0.1%	1,618,200
								$4,222,082

[1]	Reflects original acquisition date of security transferred in a merger with John Hancock Funds II Mid Cap Growth Fund which took place after market close on 10-15-21.
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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